Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subordinated liabilities [line items]
Subordinated liabilities	£ 3,601	£ 3,793
Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Subordinated liabilities	£ 1,185	1,116
4.75% Subordinated Notes 2025 [member] | Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Borrowings maturity	2025
Subordinated liabilities	£ 791	745
5.625% Subordinated Notes 2045 [member] | Santander UK Group Holdings plc [member]
Subordinated liabilities [line items]
Borrowings maturity	2045
Subordinated liabilities	£ 394	£ 371